Sep. 01, 2022
VanEck CEF Muni Income ETF Series
VanEck® CEF Muni Income ETF
INVESTMENT OBJECTIVE
VanEck® CEF Muni Income ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the S-Network Municipal Bond Closed-End Fund IndexSM (the “CEFMX Index”).
FUND FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.40%
Other Expenses(a)	0.00%
Acquired Fund Fees and Expenses(b)	1.41%
Total Annual Fund Operating Expenses(a)	1.81%

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

YEAR	EXPENSES
1	$184
3	$569
5	$980
10	$2,127

PORTFOLIO TURNOVER
The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 80% of its total assets in investments the income from which is exempt from U.S. federal income tax (other than federal alternative minimum tax (“AMT”)). The Fund is a “fund of funds,” meaning that it invests all or a portion of its assets in other funds (the “Underlying Funds”). The Fund normally invests at least 80% of its total assets in securities of issuers that comprise the Fund’s benchmark index. The CEFMX Index is comprised of shares of U.S.-listed closed-end funds.
The Underlying Funds invest in municipal bonds issued by states or local governments or agencies the income of which is exempt from U.S. federal income tax, but a portion of this income may be subject to the AMT and will generally be subject to state income taxes. The Fund’s investment policy to invest at least 80% of its total assets in investments the income from which is exempt from U.S. federal income tax (other than AMT) requires shareholder approval before it can be changed. The Fund may count investments that generate income subject to the AMT toward the 80% investment requirement.
The Investment Company Act of 1940, as amended (the “1940 Act”), places limits on the percentage of the total outstanding stock of an Underlying Fund that may be owned by the Fund.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the CEFMX Index by investing in a portfolio of securities that generally replicates the CEFMX Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the CEFMX Index and does not take temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the CEFMX Index.
The Fund may become “non-diversified” as defined under the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the CEFMX Index. This means that the Fund may invest a greater percentage of its assets in a limited number of issuers than would be the case if the Fund were always managed as a diversified management investment company. The Fund intends to be diversified in approximately the same proportion as the CEFMX Index. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the CEFMX Index.
The Fund may concentrate its investments in a particular industry or group of industries to the extent that the CEFMX Index concentrates in an industry or group of industries.

PRINCIPAL RISKS OF INVESTING IN THE FUND
Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund, each of which could significantly and adversely affect the value of an investment in the Fund.
Fund of Funds Risk. The performance of the Fund is dependent on the performance of the Underlying Funds. The Fund is subject to the risks of the Underlying Funds’ investments. In addition, the Fund’s shareholders will indirectly bear the expenses of the Underlying Funds, absorbing duplicative levels of fees with respect to investments in the Underlying Funds. In addition, at times certain segments of the market represented by the Underlying Funds may be out of favor and underperform other segments.
Risks of Investing in Closed-End Funds. The shares of a closed-end fund may trade at a discount or premium to their net asset value (“NAV”). A closed-end fund may be leveraged as part of its investment strategy. As a result, the Fund may be indirectly exposed to the effects of leverage through its investment in the Underlying Funds. Investments in Underlying Funds that use leverage may cause the value of the Fund’s Shares to be more volatile than if the Fund invested in Underlying Funds that do not utilize leverage and may expose the Fund to the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns on the Shares) will be diminished.
To comply with provisions of the 1940 Act, the Adviser may be required to vote Underlying Fund shares in the same general proportion as shares held by other shareholders of the Underlying Fund.
Underlying Funds Risk. The Fund may be subject to the following risks as a result of its investment in the Underlying Funds:
Market Risk. The prices of the securities in the Underlying Funds are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. An investment in an Underlying Fund may lose money.
Municipal Securities Risk. The Underlying Funds may invest in municipal securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Certain municipalities may have difficulty meeting their obligations due to, among other reasons, changes in underlying demographics. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, utilities and water and sewer, conditions in those sectors can affect the overall municipal market. Municipal securities include general obligation bonds, which are backed by the “full faith and credit” of the issuer, which has the power to tax residents to pay bondholders. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. General obligation bonds generally are not backed by revenues from a specific project or source. Municipal securities also include revenue bonds, which are generally backed by revenue from a specific project or tax. The issuer of a revenue bond makes interest and principal payments from revenues generated from a particular source or facility, such as a tax on particular property or revenues generated from a municipal water or sewer utility or an airport. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The market for municipal bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal securities than for public corporations. Municipal instruments may be susceptible to periods of economic stress, which could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. For example, the COVID-19 pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the Fund.
High Yield Securities Risk. The Underlying Funds may invest in high yield securities. Securities rated below investment                     grade are commonly referred to as high yield securities or “junk bonds.” High yield securities are often issued by issuers that are restructuring, are smaller or less creditworthy than other issuers, or are more highly indebted than other issuers. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative. The prices of high yield securities are likely to be more sensitive to adverse economic changes or individual municipal developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, high yield security issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Fund may incur additional expenses to seek recovery. The secondary market for municipal securities that are high yield securities may be less liquid than the markets for higher quality municipal securities or high yield securities issued by corporate issuers and, as such, may have an adverse effect on the market prices of and an Underlying Fund’s ability to arrive at a fair value for certain securities. In addition, periods of economic uncertainty and change may result in an increased volatility of market prices of high yield securities and a corresponding volatility in the Fund’s NAV.
Credit Risk. Bonds are subject to credit risk. Credit risk refers to the possibility that the issuer or guarantor of a security         will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt or to otherwise honor its obligations and/or default completely. Bonds are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a bond may be downgraded after purchase or the perception of an issuer’s credit worthiness may decline, which may adversely affect the value of the security. The Underlying Funds may hold securities that are insured by a bond insurer. A downgrade of the credit rating of such bond insurer may cause the value of the insured security to decline.
Interest Rate Risk. Debt securities, such as bonds, are subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a bond resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities go down. When the general level of interest rates goes down, the prices of most debt securities go up. Many factors can cause interest rates to rise, including central bank monetary policy, rising inflation rates and general economic conditions. The prevailing historically low interest rate environment increases the risks associated with rising interest rates, including the potential for periods of volatility and increased redemptions. In addition, debt securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities with shorter durations. In response to the COVID-19 pandemic, as with other serious economic disruptions, governmental authorities and regulators are enacting significant fiscal and monetary policy changes, including providing direct capital infusions into companies, creating new monetary programs and lowering interest rates. These actions present heightened risks to debt instruments, and such risks could increase if these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes.
Call Risk. The Underlying Funds may invest in callable bonds. If interest rates fall, it is possible that issuers of callable securities will “call” (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during or following a period of declining interest rates, the Underlying Fund is likely to have to replace such called security with a lower yielding security or securities with greater risks or other less favorable features. If that were to happen, it would decrease the Underlying Fund’s net investment income, resulting in a decline in the Fund’s income.
Tax Risk. There is no guarantee that an Underlying Fund’s income will be exempt from U.S. federal or state income     taxes. Events occurring after the date of issuance of a municipal bond or after an Underlying Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by an Underlying Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.
Liquidity Risk. Unlike the Fund, as closed-end funds the Underlying Funds are not limited in their ability to invest in illiquid securities. Securities with reduced liquidity involve greater risk than securities with more liquid markets. Prices of securities not traded on an exchange may vary over time. Secondary trading of a fixed-income security may decline for a period of time if its credit quality unexpectedly declines. An Underlying Fund may not receive full value for assets sold during periods of infrequent trading.
Leverage Risk. Ordinary borrowings by an Underlying Fund or an Underlying Fund’s investment in derivatives may result         in leverage. If the prices of those investments decrease, or if the cost of borrowing exceeds any increase in the prices of investments made with the proceeds of the borrowing, the NAV of the Underlying Fund’s shares will decrease more than if the Underlying Fund had not used leverage. An Underlying Fund may have to sell investments at a time and at a price that is unfavorable to the Underlying Fund to repay borrowings. Interest on borrowings is an expense the Underlying Fund would not otherwise incur. Leverage magnifies the potential for gain and the risk of loss. If an Underlying Fund uses leverage, there can be no assurance that the Underlying Fund’s leverage strategy will be successful.
Anti-Takeover Measures Risk. Certain Underlying Funds may have provisions in their organizational documents intended to limit the ability of third parties to acquire control or change the composition of the Underlying Fund’s board. This may discourage a third party from seeking to obtain control of the Underlying Fund, which could limit the ability of Underlying Fund shareholders to sell their shares at a premium over prevailing market prices.
Non-Diversified Risk. Some of the Underlying Funds may invest a relatively high percentage of their assets in a smaller number of issuers or may invest a larger proportion of their assets in the obligations of a single issuer. Moreover, the gains and losses on an investment in such an Underlying Fund may have a greater impact on the Fund’s NAV and may make the value of the Fund’s investment in such an Underlying Fund more volatile than an investment in more diversified Underlying Funds.
Risk of Investment Restrictions. The Fund and its affiliates are limited in the amount that they, in the aggregate, can invest in the outstanding voting securities of any one Underlying Fund. The Fund and its affiliates may not acquire “control” of an unaffiliated Underlying Fund, which is presumed once ownership of an Underlying Fund’s outstanding voting securities exceeds 25%. This limitation could inhibit the Fund’s ability to purchase one or more Underlying Funds in the CEFMX Index in the proportions represented in the CEFMX Index. In these circumstances, the Fund would be required to use sampling techniques, which could increase the risk of tracking error.
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures.
Index Tracking Risk. The Fund’s return may not match the return of the CEFMX Index for a number of reasons. For example, the Fund incurs a number of operating expenses, including taxes, not applicable to the CEFMX Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the CEFMX Index or (to the extent the Fund effects creations and redemptions for cash) raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein), which are not factored into the return of the CEFMX Index. Transaction costs, including brokerage costs, will decrease the Fund’s NAV to the extent not offset by the transaction fee payable by an Authorized Participant (“AP”). Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the CEFMX Index. Errors in CEFMX Index data, CEFMX Index computations and/or the construction of the CEFMX Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the CEFMX Index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the CEFMX Index provider's errors will be kept by the Fund and its shareholders and any losses or costs resulting from the CEFMX Index provider's errors will be borne by the Fund and its shareholders. When the CEFMX Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the CEFMX Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the CEFMX Index provider or its agents may carry out additional ad hoc rebalances to the CEFMX Index. Therefore, errors and additional ad hoc rebalances carried out by the CEFMX Index provider or its agents to the CEFMX Index may increase the costs to and the tracking error risk of the Fund. The Fund’s performance may also deviate from the return of the CEFMX Index due to certain listing standards of the Fund's listing exchange (the “Exchange”) or legal restrictions or limitations (such as diversification requirements). The Fund may value certain of its investments, underlying securities and/or currencies, and/or other assets based on fair value prices. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the CEFMX Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the CEFMX
Index. Changes to the composition of the CEFMX Index in connection with a rebalancing or reconstitution of the CEFMX Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
Authorized Participant Concentration Risk. The Fund may have a limited number of financial institutions that act as APs, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those APs exit the business, or are unable to or choose not to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a greater discount (or premium) to NAV and possibly face trading halts and/or de-listing. The AP concentration risk may be heightened in scenarios where APs have limited or diminished access to the capital required to post collateral.
No Guarantee of Active Trading Market. While Shares are listed on the Exchange, there can be no assurance that an active trading market for the Shares will be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.
Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.
Passive Management Risk. An investment in the Fund involves risks similar to those of investing in any fund invested in bonds, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Fund is not “actively” managed, unless a specific security is removed from the CEFMX Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Additionally, unusual market conditions may cause the CEFMX Index provider to postpone a scheduled rebalance or reconstitution, which could cause the CEFMX Index to vary from its normal or expected composition. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below, or at their most recent NAV. Disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), as well as other factors, may result in Shares trading at a significant premium or discount to NAV or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares that were bought or sold or the shareholder may be unable to sell his or her Shares. The securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the resulting premium or discount to the Shares’ NAV may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. There are various methods by which investors can purchase and sell Shares. Investors should consult their financial intermediaries before purchasing or selling Shares of the Fund.
Non-Diversification Risk. The Fund may become classified as non-diversified under the 1940 Act, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the CEFMX Index. If the Fund becomes non-diversified, it may invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent the CEFMX Index concentrates in a particular sector or sectors or industry or group of industries. To the extent that the Fund is concentrated in a particular sector or sectors or industry or group of industries, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

PERFORMANCE
The bar chart that follows shows how the Fund performed for the calendar years shown. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year, ten year and/or since inception periods, as applicable, compared with the Fund’s benchmark index and a broad measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.vaneck.com.
Annual Total Returns (%)—Calendar Years

The year-to-date total return as of June 30, 2022 was -20.77%.

Best Quarter:	10.40%	1Q 2019
Worst Quarter:	-9.05%	4Q 2016

Average Annual Total Returns for the Periods Ended December 31, 2021
The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	Past One Year	Past Five Years	Past Ten Years
VanEck CEF Muni Income ETF (return before taxes)	8.34%	7.35%	6.05%
VanEck CEF Muni Income ETF (return after taxes on distributions)	8.32%	7.33%	6.03%
VanEck CEF Muni Income ETF (return after taxes on distributions and sale of Fund Shares)	6.70%	6.72%	5.80%
S-Network Municipal Bond Closed-End Fund Index (reflects no deduction for fees, expenses or taxes)	8.35%	7.64%	6.38%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-1.54%	3.57%	2.90%
ICE BofA Broad US Market Index[1] (reflects no deduction for fees, expenses or taxes)	-1.58%	3.63%	2.97%

See “License Agreements and Disclaimers” for important information.
VanEck High-Yield Muni ETF
VanEck® High Yield Muni ETF
INVESTMENT OBJECTIVE
VanEck® High Yield Muni ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the ICE High Yield Crossover Municipal Bond Transition Index (the “High Yield Index”).
FUND FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Other Expenses(a)	0.00%
Total Annual Fund Operating Expenses(a)	0.35%

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

YEAR	EXPENSES
1	$36
3	$113
5	$197
10	$443

PORTFOLIO TURNOVER
The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 80% of its total assets in securities that comprise the benchmark index. The High Yield Index is comprised of publicly traded municipal bonds that cover the U.S. dollar denominated high yield long-term tax-exempt bond market. By the end of the Fund’s index transition period (as described below), the High Yield Index is expected to track the high yield municipal bond market with an ultimate weight of 70% in non-investment grade municipal bonds, 25% in triple-B rated investment grade municipal bonds and 5% in single-A rated investment grade municipal bonds (in accordance with the High Yield Index provider’s methodology). This 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days' prior written notice to shareholders.
The Fund has adopted a fundamental investment policy to invest at least 80% of its assets in municipal securities. Such policy cannot be changed without a shareholder vote. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. This percentage limitation applies at the time of the investment.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the High Yield Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the High Yield Index and does not take temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the High Yield Index. Because of the practical difficulties and expense of purchasing all of the securities in the High Yield Index, the Fund does not purchase all of the securities in the High Yield Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the High Yield Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the High Yield Index.
The Fund may concentrate its investments in a particular industry or group of industries to the extent that the High Yield Index concentrates in an industry or group of industries. As of April 30, 2022, the High Yield Index had 21,443 component securities and each of the industrial development and special tax (i.e., revenue bonds backed by a special tax) sectors represented a significant portion of the High Yield Index. The High Yield Index is rebalanced on the last calendar day of the month.
Prior to the selection of the High Yield Index, the Fund tracked the Bloomberg Municipal Custom High Yield Composite Index (the “Prior High Yield Index”). The Fund began tracking the High Yield Index on March 1, 2022. The High Yield Index is an interim index that gradually increases exposure to securities based on their weightings in the ICE Broad High Yield Crossover Municipal Index (the "Final High Yield Index") while proportionally reducing exposure to certain component securities of the Prior High Yield Index. The Fund is expected to begin tracking the Final High Yield Index on December 1, 2022.

PRINCIPAL RISKS OF INVESTING IN THE FUND
Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund, each of which could significantly and adversely affect the value of an investment in the Fund.
Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Certain municipalities may have difficulty meeting their obligations due to, among other reasons, changes in underlying demographics. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, utilities and water and sewer, conditions in those sectors can affect the overall municipal market. Municipal securities include general obligation bonds, which are backed by the “full faith and credit” of the issuer, which has the power to tax residents to pay bondholders. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. General obligation bonds generally are not backed by revenues from a specific project or source. Municipal securities also include revenue bonds, which are generally backed by revenue from a specific project or tax. The issuer of a revenue bond makes interest and principal payments from revenues generated from a particular source or facility, such as a tax on particular property or revenues generated from a municipal water or sewer utility or an airport. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The market for municipal bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal securities than for public corporations. Municipal instruments may be susceptible to periods of economic stress, which could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. For example, the COVID-19 pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the Fund.
High Yield Securities Risk. Securities rated below investment grade are commonly referred to as high yield securities or “junk bonds.” High yield securities are often issued by issuers that are restructuring, are smaller or less creditworthy than other issuers, or are more highly indebted than other issuers. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative. The prices of high yield securities are likely to be more sensitive to adverse economic changes or individual municipal developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, high yield security issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Fund may incur additional expenses to seek recovery. The secondary market for municipal securities that are high yield securities may be less liquid than the markets for higher quality municipal securities or high yield securities issued by corporate issuers and, as such, may have an adverse effect on the market prices of and the Fund’s ability to arrive at a fair value for certain securities. The illiquidity of the market also could make it difficult for the Fund to sell certain securities in connection with a rebalancing of the High Yield Index. In addition, periods of economic uncertainty and change may result in an increased volatility of market prices of high yield securities and a corresponding volatility in the Fund’s net asset value (“NAV”).
Credit Risk. Bonds are subject to credit risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt or to otherwise honor its obligations and/or default completely. Bonds are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a bond may be downgraded after purchase or the perception of an issuer’s credit worthiness may decline, which may adversely affect the value of the security.
Interest Rate Risk. Debt securities, such as bonds, are subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a bond resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities go down. When the general level of interest rates goes down, the prices of most debt securities go up. Many factors can cause interest rates to rise, including central bank monetary policy, rising inflation rates and general economic conditions. The prevailing historically low interest rate environment increases the risks associated with rising interest rates, including the potential for periods of volatility and increased redemptions. In addition, debt securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities with shorter durations. In response to the COVID-19 pandemic, as with other serious economic disruptions, governmental authorities and regulators are enacting significant fiscal and monetary policy changes, including providing direct capital infusions into companies, creating new monetary programs and lowering interest rates. These actions present heightened risks to debt instruments, and such risks could increase if these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes.
Call Risk. The Fund may invest in callable bonds. If interest rates fall, it is possible that issuers of callable securities will “call” (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during or following a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security or securities with greater risks or other less favorable features. If that were to happen, it would decrease the Fund’s net investment income.
Private Activity Bonds Risk. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition and performance of private activity bonds. The issuers of private activity bonds in which the Fund may invest may be negatively impacted by conditions affecting either the general credit of the user of the private activity project or the project itself. The Fund’s private activity bond holdings also may pay interest subject to the alternative minimum tax. See the section of the Prospectus entitled “Shareholder Information—Tax Information” for more details.
Industrial Development Bond Risk. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition and performance of industrial development bonds. These revenue bonds are issued by or on behalf of public authorities to obtain funds to finance various public and/or privately operated facilities, including those for business and manufacturing, housing, sports, pollution control, airport, mass transit, port and parking facilities. These bonds are normally secured only by the revenues from the project and not by state or local government tax payments. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations. Payment of interest on and repayment of principal on such bonds are the responsibility of the user and/or any guarantor. These bonds are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, the value and credit quality of these bonds are sensitive to the risks related to an economic slowdown.
Special Tax Bond Risk. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition and performance of special tax bonds. Special tax bonds are usually backed and payable through a single tax, or series of special taxes such as incremental property taxes. The failure of the tax levy to generate adequate revenue to pay the debt service on the bonds may cause the value of the bonds to decline. Adverse conditions and developments affecting a particular project may result in lower revenues to the issuer of the municipal securities, which may adversely affect the value of the Fund’s portfolio.
California Risk. The Fund may invest a significant portion of its assets in municipal obligations of issuers located in the State of California. Consequently, the Fund may be affected by political, economic, regulatory and other developments within California and by the financial condition of California’s political subdivisions, agencies, instrumentalities and public authorities.
Illinois Risk. The Fund may invest a significant portion of its assets in municipal obligations of issuers located in the State of Illinois. Consequently, the Fund may be affected by political, economic, regulatory and other developments within Illinois and by the financial condition of Illinois’ political subdivisions, agencies, instrumentalities and public authorities.
Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. An investment in the Fund may lose money.
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures.
Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the High Yield Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the bonds in the High Yield Index. Conversely, a positive development relating to an issuer of securities in the High Yield Index that is not held by the Fund could cause the Fund to underperform the High Yield Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Index Tracking Risk. The Fund’s return may not match the return of the High Yield Index for a number of reasons. For example, the Fund incurs a number of operating expenses, including taxes, not applicable to the High Yield Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the High Yield Index or (to the extent the Fund effects creations and redemptions for cash) raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein), which are not factored into the return of the High Yield Index. Transaction costs, including brokerage costs, will decrease the Fund’s NAV to the extent not offset by the transaction fee payable by an Authorized Participant (“AP”). Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the High Yield Index. Errors in the High Yield Index data, High Yield Index computations and/or the construction of the High Yield Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the High Yield Index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the High Yield Index provider's errors will be kept by the Fund and its shareholders and any losses or costs resulting from the High Yield Index provider's errors will be borne by the Fund and its shareholders. When the High Yield Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the High Yield Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. In addition, the Fund's use of a representative sampling approach may cause the fund to not be as well correlated with the return of the High Yield Index as would be the case if the Fund purchased all of the securities in the High Yield Index in the proportions in which they are represented in the High Yield Index. Apart from scheduled rebalances, the High Yield Index provider or its agents may carry out additional ad hoc rebalances to the High Yield Index. Therefore, errors and additional ad hoc rebalances carried out by the High Yield Index provider or its agents to the High Yield Index may increase the costs to and the tracking error risk of the Fund. The Fund’s performance may also deviate from the return of the High Yield Index due to certain listing standards of the Fund's listing exchange (the “Exchange”) or legal restrictions or limitations (such as diversification requirements). The Fund may value certain of its investments, underlying securities and/or currencies, and/or other assets based on fair value prices. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the High Yield Index. In addition, sale of securities may result in the recognition of accrued market discount and/or net realized gains for tax purposes, which may result in taxable distributions to shareholders. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the High Yield Index. Changes to the composition of the High Yield Index in connection with a rebalancing or reconstitution of the High Yield Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
The High Yield Index will gradually increase exposure to securities based on their weightings in the Final High Yield Index while proportionally reducing exposure to certain component securities of the Prior High Yield Index. These adjustments to the Fund's portfolio holdings are expected to increase the Fund's transaction costs and turnover rate.
Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.
Authorized Participant Concentration Risk. The Fund may have a limited number of financial institutions that act as APs, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those APs exit the business, or are unable to or choose not to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a greater discount (or premium) to NAV and possibly face trading halts and/or de-listing. The AP concentration risk may be heightened in scenarios where APs have limited or diminished access to the capital required to post collateral.
No Guarantee of Active Trading Market. While Shares are listed on the Exchange, there can be no assurance that an active trading market for the Shares will be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.
Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.
Passive Management Risk. An investment in the Fund involves risks similar to those of investing in any fund invested in bonds, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Fund is not “actively” managed, unless a specific security is removed from the High Yield Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Additionally, unusual market conditions may cause the High Yield Index provider to postpone a scheduled rebalance or reconstitution, which could cause the High Yield Index to vary from its normal or expected composition. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below, or at their most recent NAV. Disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), as well as other factors, may result in Shares trading at a significant premium or discount to NAV or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares that were bought or sold or the shareholder may be unable to sell his or her Shares. The securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the resulting premium or discount to the Shares’ NAV may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. There are various methods by which investors can purchase and sell Shares. Investors should consult their financial intermediaries before purchasing or selling Shares of the Fund.
Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent the High Yield Index concentrates in a particular sector or sectors or industry or group of industries. To the extent that the Fund is concentrated in a particular sector or sectors or industry or group of industries, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

PERFORMANCE
The bar chart that follows shows how the Fund performed for the calendar years shown. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year, ten year and/or since inception periods, as applicable, compared with the Fund’s benchmark index and a broad measure of market performance. Prior to March 1, 2022, the Fund sought to replicate as closely as possible, before fees and expenses, the price and yield performance of the Prior High Yield Index. Therefore, performance information prior to March 1, 2022 reflects the performance of the Fund tracking the Prior High Yield Index. On December 1, 2022, the Fund is expected to begin tracking the Final High Yield Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.vaneck.com.
Annual Total Returns (%)—Calendar Years

The year-to-date total return as of June 30, 2022 was -13.04%.

Best Quarter:	6.39%	1Q 2012
Worst Quarter:	-7.55%	1Q 2020

Average Annual Total Returns for the Periods Ended December 31, 2021
The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	Past One Year	Past Five Years	Past Ten Years
VanEck High Yield Muni ETF (return before taxes)*	5.33%	5.34%	5.24%
VanEck High Yield Muni ETF (return after taxes on distributions)	5.33%	5.33%	5.22%
VanEck High Yield Muni ETF (return after taxes on distributions and sale of Fund Shares)	4.77%	5.11%	5.13%
Bloomberg Municipal Custom High Yield Composite Index (reflects no deduction for fees, expenses or taxes)	7.02%	7.30%	6.88%
ICE High Yield Crossover Municipal Bond Transition Index (reflects no deduction for fees, expenses or taxes)**	—	—	—
ICE Broad High Yield Crossover Municipal Index (reflects no deduction for fees, expenses or taxes)**	—	—	—
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-1.54%	3.57%	2.90%
ICE BofA Broad US Market Index[1] (reflects no deduction for fees, expenses or taxes)	-1.58%	3.63%	2.97%

See “License Agreements and Disclaimers” for important information.
VanEck HIP Sustainable Muni ETF
VanEck® HIP Sustainable Muni ETF
INVESTMENT OBJECTIVE
The investment objective of VanEck® HIP Sustainable Muni ETF (the “Fund”) is to seek current income generally exempt from federal income tax (other than federal alternative minimum tax (“AMT”)).
FUND FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.24%
Other Expenses(a)	0.00%
Total Annual Fund Operating Expenses(a)	0.24%

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

YEAR	EXPENSES
1	$25
3	$77
5	$135
10	$306

PORTFOLIO TURNOVER
The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the period from September 8, 2021 (the Fund’s commencement of operations) through April 30, 2022, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 80% of its total assets in investments the income from which is exempt from U.S. federal income tax (other than AMT). The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, in investment grade municipal debt securities that fund issuers with operations or projects helping to promote progress towards sustainable development, in alignment with the goals and metrics defined by the United Nations Sustainable Development Goals (“SDGs”) 9, 11 and 12. The SDGs were adopted by the United Nations General Assembly to achieve sustainable development for all, and the specific goals of SDGs 9, 11 and 12 are as follows: SDG 9 is to “build resilient infrastructure, promote inclusive and sustainable industrialization and foster innovation,” SDG 11 is to “make cities and human settlements inclusive, safe, resilient and sustainable” and SDG 12 is to “ensure sustainable consumption and production patterns.” The Fund normally invests at least 80% of its total assets in securities that support sustainable development. The Adviser determines which operations or projects of issuers it believes to be supportive of sustainable development and that promote beneficial environmental and social outcomes in U.S. communities and cities by utilizing the rules-based investment approach described below. The Fund's policy to normally invest at least 80% of its total assets in securities that support sustainable development is non-fundamental and may be changed without shareholder approval upon 60 days' prior written notice to shareholders.
The Adviser primarily uses a rules-based investment approach which utilizes proprietary HIP (Human Impact + Profit) Ratings data for the application of impact criteria to security selection and portfolio management. HIP Ratings are produced and licensed from HIP Investor, Inc. (“HIP” or the “Data Provider”), which provides services to evaluate, rate and rank issuers and their securities based on data-driven, quantitative performance measures that demonstrate positive social, environmental and economic outcomes or mission accomplishment. The Adviser’s investment process begins by using HIP Ratings to screen municipal securities based on their SDGs 9, 11 and 12 ratings by HIP, Environmental, Social and Governance (“ESG”) ratings by HIP and Climate-Threat and Resilience ratings by HIP. HIP Ratings are only assigned to the municipal securities of issuers where at least one qualified opportunity zone is located in the issuer’s region. An “opportunity zone” is an economically-distressed community where new investments, under certain conditions, may be eligible for preferential tax treatment based on certification from the Internal Revenue Service. HIP, as the Data Provider, analyzes multiple data points of municipal securities to determine an estimate of the impact (i.e., net benefit to the community) each municipal security provides. The HIP Ratings used by the Adviser seek to evaluate the impact of municipal securities with respect to the goals and metrics defined by SDGs 9, 11 and 12, climate resilience, and overall net benefit to people, planet, and prosperity. These HIP Ratings are used by the Adviser to narrow the universe of eligible Fund investments to municipal securities that, based on the HIP Ratings, the Adviser believes have been issued to fund operations or projects that support or advance sustainable development, as well as promote positive social and environmental outcomes. Such municipal debt securities may include, but are not limited to, bonds issued in connection with (i) new or revitalized infrastructure (i.e., roads, bridges, tunnels, buildings, transportation of people and freight, affordable and safe housing and redevelopment of urban areas (e.g., green spaces), school or campus upgrades and Leadership in Energy and Environmental Design (“LEED”) qualified real estate); (ii) information and education systems (i.e., schools, research, financial services, communication services and technologies and information services); (iii) healthier communities (i.e., hospitals, food and nutrition infrastructure, waste systems, air quality and environmental management systems); (iv) cleaner energy (i.e., utilities, resource and material use); (v) inclusive and sustainable industrialization towards increased gross domestic product (“GDP”); (vi) action and resilience planning and projects to mitigate the effects of climate change and other natural disasters and hazards; and (vii) ensuring sustainable consumption and production patterns. The Adviser is not required to invest in any issuer rated by the Data Provider and the Data Provider is not acting as a sub-adviser to the Fund.
Municipal securities that the Fund may invest in include securities issued by U.S. states and municipal governments, any of their political subdivisions, agencies, or instrumentalities, or by U.S. territories and possessions, such as Guam, the U.S. Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations. The Fund may invest a significant portion of its assets in municipal obligations of issuers located in the States of California and New York. The Fund does not expect to invest in non-investment grade (or “junk”) securities. The Fund may invest in debt securities of any maturity or duration and does not have a target maturity or duration. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of a debt security, the more sensitive its market price is to changes in interest rates. The Fund seeks to reduce its exposure to credit risk by diversifying its assets among many municipal issuers and among the different types and maturities of municipal securities available.
The Fund’s investment policy to invest at least 80% of its total assets in investments the income from which is exempt from U.S. federal income tax (other than AMT) may not be changed without shareholder approval. The Fund may count investments that generate income subject to the AMT toward its 80% investment policy. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. This percentage limitation applies at the time of the investment.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer.

PRINCIPAL RISKS OF INVESTING IN THE FUND
Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund, each of which could significantly and adversely affect the value of an investment in the Fund.
Sustainable Impact Investing Strategy Risk. The Fund's strategy of investing in municipal debt securities of issuers promoting sustainable development may limit the types and number of investments available to the Fund or cause the Fund to invest in securities that underperform the market as a whole. As a result, the Fund may underperform funds that do not have a sustainable investing strategy or funds with sustainable investing strategies that do not employ HIP Ratings. In addition, the Fund relies on the Data Provider for the identification of issuers that promote sustainable development based on their HIP Ratings; however, there can be no guarantee that the Data Provider's methodology will align with the Fund's investment strategy or desirable issuers can be correctly identified. Moreover, SDGs 9, 11 and 12 may be modified or abandoned in the future and there can be no guarantee that the Fund will be able to continue to use HIP Ratings or find an appropriate substitute ratings system.
Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Certain municipalities may have difficulty meeting their obligations due to, among other reasons, changes in underlying demographics. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, utilities and water and sewer, conditions in those sectors can affect the overall municipal market. Municipal securities include general obligation bonds, which are backed by the “full faith and credit” of the issuer, which has the power to tax residents to pay bondholders. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. General obligation bonds generally are not backed by revenues from a specific project or source. Municipal securities also include revenue bonds, which are generally backed by revenue from a specific project or tax. The issuer of a revenue bond makes interest and principal payments from revenues generated from a particular source or facility, such as a tax on particular property or revenues generated from a municipal water or sewer utility or an airport. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The market for municipal bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal securities than for public corporations. Municipal instruments may be susceptible to periods of economic stress, which could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. For example, the COVID-19 pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the Fund.
Credit Risk. Bonds are subject to credit risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt or to otherwise honor its obligations and/or default completely. Bonds are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a bond may be downgraded after purchase or the perception of an issuer’s credit worthiness may decline, which may adversely affect the value of the security.
Interest Rate Risk. Debt securities, such as bonds, are subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a bond resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities go down. When the general level of interest rates goes down, the prices of most debt securities go up. Many factors can cause interest rates to rise, including central bank monetary policy, rising inflation rates and general economic conditions. The prevailing historically low interest rate environment increases the risks associated with rising interest rates, including the potential for periods of volatility and increased redemptions. In addition, debt securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities with shorter durations. In response to the COVID-19 pandemic, as with other serious economic disruptions, governmental authorities and regulators are enacting significant fiscal and monetary policy changes, including providing direct capital infusions into companies, creating new monetary programs and lowering interest rates. These actions present heightened risks to debt instruments, and such risks could increase if these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes.
Call Risk. The Fund may invest in callable bonds. If interest rates fall, it is possible that issuers of callable securities will “call” (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during or following a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security or securities with greater risks or other less favorable features. If that were to happen, it would decrease the Fund’s net investment income.
Data Risk. Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models and information and data (“Data”). Data is used to construct sets of transactions and investments, and to provide risk management insights. When Data proves to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks.
California Risk. The Fund may invest a significant portion of its assets in municipal obligations of issuers located in the State of California. Consequently, the Fund may be affected by political, economic, regulatory and other developments within California and by the financial condition of California’s political subdivisions, agencies, instrumentalities and public authorities.
New York Risk. The Fund may invest a significant portion of its assets in municipal obligations of issuers located in the State of New York. Consequently, the Fund may be affected by political, economic, regulatory and other developments within New York and by the financial condition of New York’s political subdivisions, agencies, instrumentalities and public authorities.
Education Bond Risk. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition and performance of education bonds. In general, there are two types of education related bonds: those issued to finance projects for public and private colleges and universities, and those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Among the factors that may lead to declining or insufficient revenues are restrictions on students’ ability to pay tuition, availability of state and federal funding and general economic conditions. Student loan revenue bonds are generally offered by state (or substate) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.
Health Care Bond Risk. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition and performance of health care bonds. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state and local governmental agencies. A major source of revenues for the health care industry is payments from Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may also affect the industry and the value and credit quality of health care bonds, such as general and local economic conditions, demand for services, expenses (including malpractice insurance premiums) and competition among health care providers. The following elements may adversely affect health care facility operations: the implementation of national and/or state-specific health insurance exchanges; other national, state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services; and increases and decreases in the cost and availability of medical products.
Housing Bond Risk. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition and performance of housing revenue bonds. Housing revenue bonds are generally issued by a state, county, city, local housing authority or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions and changes to current laws and regulations.
Transportation Bond Risk. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition and performance of transportation bonds. Transportation debt may be issued to finance the construction of airports, toll roads, highways or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation related securities, as do the presence of alternate forms of transportation, such as public transportation. Municipal securities that are issued to finance a particular transportation project often depend solely on revenues from that project to make principal and interest payments. Adverse conditions and developments affecting a particular project may result in lower revenues to the issuer of the municipal securities.
Active Management Risk. The Fund is subject to management risk because it is an actively managed ETF. In managing the Fund’s portfolio, the Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures.
Authorized Participant Concentration Risk. The Fund may have a limited number of financial institutions that act as Authorized Participants (“APs”), none of which are obligated to engage in creation and/or redemption transactions. To the extent that those APs exit the business, or are unable to or choose not to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a greater discount (or premium) to net asset value (“NAV”) and possibly face trading halts and/or de-listing. The AP concentration risk may be heightened in scenarios where APs have limited or diminished access to the capital required to post collateral.
No Guarantee of Active Trading Market. While Shares are listed on the Exchange, there can be no assurance that an active trading market for the Shares will be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.
Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.
Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. An investment in the Fund may lose money.
Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below, or at their most recent NAV. Disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), as well as other factors, may result in Shares trading at a significant premium or discount to NAV or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares that were bought or sold or the shareholder may be unable to sell his or her Shares. The securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the Exchange and the resulting premium or discount to the Shares’ NAV may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. There are various methods by which investors can purchase and sell Shares. Investors should consult their financial intermediaries before purchasing or selling Shares of the Fund.
Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.
State Concentration Risk. The Fund may invest a significant portion of its assets in municipal obligations of issuers located in a particular state or states. Consequently, the Fund may be affected by political, economic, regulatory and other developments within the state or states and by the financial condition of the state's or states' political subdivisions, agencies, instrumentalities and public authorities.
PERFORMANCE
The Fund commenced operations on September 8, 2021 and therefore does not have a performance history for a full calendar year. The Fund’s financial performance for the Fund’s first fiscal period is included in the “Financial Highlights” section of the Prospectus. Visit www.vaneck.com for current performance figures.
VanEck Intermediate Muni ETF
VanEck® Intermediate Muni ETF
INVESTMENT OBJECTIVE
VanEck® Intermediate Muni ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the ICE Intermediate AMT-Free Broad National Municipal Transition Index (the “Intermediate Index”).
FUND FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.24%
Other Expenses(a)	0.00%
Total Annual Fund Operating Expenses(a)	0.24%

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

YEAR	EXPENSES
1	$25
3	$77
5	$135
10	$306

PORTFOLIO TURNOVER
The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 80% of its total assets in fixed income securities that comprise the Intermediate Index. The Intermediate Index is comprised of publicly traded municipal bonds that cover the U.S. dollar denominated intermediate term tax-exempt bond market. This 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days' prior written notice to shareholders.
The Fund has adopted a fundamental investment policy to invest at least 80% of its assets in municipal securities. Such policy cannot be changed without a shareholder vote. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. This percentage limitation applies at the time of the investment.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Intermediate Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Intermediate Index and does not take temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Intermediate Index. Because of the practical difficulties and expense of purchasing all of the securities in the Intermediate Index, the Fund does not purchase all of the securities in the Intermediate Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the Intermediate Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the Intermediate Index.
The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Intermediate Index concentrates in an industry or group of industries. As of April 30, 2022, the Intermediate Index had 22,848 component securities and the special tax (i.e., revenue bonds backed by a specific tax) sector represented a significant portion of the Intermediate Index. The Intermediate Index is rebalanced on the last calendar day of the month.
Prior to the selection of the Intermediate Index, the Fund tracked the Bloomberg AMT-Free Intermediate Continuous Municipal Index (the “Prior Intermediate Index”). The Fund began tracking the Intermediate Index on March 1, 2022. The Intermediate Index is an interim index that gradually increases exposure to securities based on their weightings in the ICE Intermediate AMT-Free Broad National Municipal Index (the “Final Intermediate Index”) while proportionally reducing exposure to certain component securities of the Prior Intermediate Index. The Fund is expected to begin tracking the Final Intermediate Index on December 1, 2022.

PRINCIPAL RISKS OF INVESTING IN THE FUND
Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund, each of which could significantly and adversely affect the value of an investment in the Fund.
Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Certain municipalities may have difficulty meeting their obligations due to, among other reasons, changes in underlying demographics. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, utilities and water and sewer, conditions in those sectors can affect the overall municipal market. Municipal securities include general obligation bonds, which are backed by the “full faith and credit” of the issuer, which has the power to tax residents to pay bondholders. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. General obligation bonds generally are not backed by revenues from a specific project or source. Municipal securities also include revenue bonds, which are generally backed by revenue from a specific project or tax. The issuer of a revenue bond makes interest and principal payments from revenues generated from a particular source or facility, such as a tax on particular property or revenues generated from a municipal water or sewer utility or an airport. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The market for municipal bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal securities than for public corporations. Municipal instruments may be susceptible to periods of economic stress, which could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. For example, the COVID-19 pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the Fund.
Credit Risk. Bonds are subject to credit risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt or to otherwise honor its obligations and/or default completely. Bonds are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a bond may be downgraded after purchase or the perception of an issuer’s credit worthiness may decline, which may adversely affect the value of the security.
Interest Rate Risk. Debt securities, such as bonds, are subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a bond resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities go down. When the general level of interest rates goes down, the prices of most debt securities go up. Many factors can cause interest rates to rise, including central bank monetary policy, rising inflation rates and general economic conditions. The prevailing historically low interest rate environment increases the risks associated with rising interest rates, including the potential for periods of volatility and increased redemptions. In addition, debt securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities with shorter durations. In response to the COVID-19 pandemic, as with other serious economic disruptions, governmental authorities and regulators are enacting significant fiscal and monetary policy changes, including providing direct capital infusions into companies, creating new monetary programs and lowering interest rates. These actions present heightened risks to debt instruments, and such risks could increase if these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes.
Call Risk. The Fund may invest in callable bonds. If interest rates fall, it is possible that issuers of callable securities will “call” (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during or following a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security or securities with greater risks or other less favorable features. If that were to happen, it would decrease the Fund’s net investment income.
California Risk. The Fund may invest a significant portion of its assets in municipal obligations of issuers located in the State of California. Consequently, the Fund may be affected by political, economic, regulatory and other developments within California and by the financial condition of California’s political subdivisions, agencies, instrumentalities and public authorities.
New York Risk. The Fund may invest a significant portion of its assets in municipal obligations of issuers located in the State of New York. Consequently, the Fund may be affected by political, economic, regulatory and other developments within New York and by the financial condition of New York’s political subdivisions, agencies, instrumentalities and public authorities.
Special Tax Bond Risk. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition and performance of special tax bonds. Special tax bonds are usually backed and payable through a single tax, or series of special taxes such as incremental property taxes. The failure of the tax levy to generate adequate revenue to pay the debt service on the bonds may cause the value of the bonds to decline. Adverse conditions and developments affecting a particular project may result in lower revenues to the issuer of the municipal securities, which may adversely affect the value of the Fund’s portfolio.
Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. An investment in the Fund may lose money.
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures.
Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Intermediate Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in net asset value (“NAV”) than would be the case if the Fund held all of the securities in the Intermediate Index. Conversely, a positive development relating to an issuer of securities in the Intermediate Index that is not held by the Fund could cause the Fund to underperform the Intermediate Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Index Tracking Risk. The Fund’s return may not match the return of the Intermediate Index for a number of reasons. For example, the Fund incurs a number of operating expenses, including taxes, not applicable to the Intermediate Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Intermediate Index or (to the extent the Fund effects creations and redemptions for cash) raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein), which are not factored into the return of the Intermediate Index. Transaction costs, including brokerage costs, will decrease the Fund’s NAV to the extent not offset by the transaction fee payable by an Authorized Participant (“AP”). Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Intermediate Index. Errors in the Intermediate Index data, Intermediate Index computations and/or the construction of the Intermediate Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Intermediate Index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Intermediate Index provider's errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Intermediate Index provider's errors will be borne by the Fund and its shareholders. When the Intermediate Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Intermediate Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. In addition, the Fund's use of a representative sampling approach may cause the fund to not be as well correlated with the return of the Intermediate Index as would be the case if the Fund purchased all of the securities in the Intermediate Index in the proportions in which they are represented in the Intermediate Index. Apart from scheduled rebalances, the Intermediate Index provider or its agents may carry out additional ad hoc rebalances to the Intermediate Index. Therefore, errors and additional ad hoc rebalances carried out by the Intermediate Index provider or its agents to the Intermediate Index may increase the costs to and the tracking error risk of the Fund. The Fund’s performance may also deviate from the return of the Intermediate Index due to certain listing standards of the Fund's listing exchange (the “Exchange”) or legal restrictions or limitations (such as diversification requirements). The Fund may value certain of its investments, underlying securities and/or currencies, and/
or other assets based on fair value prices. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Intermediate Index. In addition, sale of securities may result in the recognition of accrued market discount and/or net realized gains for tax purposes, which may result in taxable distributions to shareholders. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Intermediate Index. Changes to the composition of the Intermediate Index in connection with a rebalancing or reconstitution of the Intermediate Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
The Intermediate Index will gradually increase exposure to securities based on their weightings in the Final Intermediate Index while proportionally reducing exposure to certain component securities of the Prior Intermediate Index. These adjustments to the Fund's portfolio holdings are expected to increase the Fund's transaction costs and turnover rate.
Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.
Authorized Participant Concentration Risk. The Fund may have a limited number of financial institutions that act as APs, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those APs exit the business, or are unable to or choose not to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a greater discount (or premium) to NAV and possibly face trading halts and/or de-listing. The AP concentration risk may be heightened in scenarios where APs have limited or diminished access to the capital required to post collateral.
No Guarantee of Active Trading Market. While Shares are listed on the Exchange, there can be no assurance that an active trading market for the Shares will be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.
Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.
Passive Management Risk. An investment in the Fund involves risks similar to those of investing in any fund invested in bonds, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Fund is not “actively” managed, unless a specific security is removed from the Intermediate Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Additionally, unusual market conditions may cause the Intermediate Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Intermediate Index to vary from its normal or expected composition. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below, or at their most recent NAV. Disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), as well as other factors, may result in Shares trading at a significant premium or discount to NAV or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares that were bought or sold or the shareholder may be unable to sell his or her Shares. The securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the resulting premium or discount to the Shares’ NAV may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. There are various methods by which investors can purchase and sell Shares. Investors should consult their financial intermediaries before purchasing or selling Shares of the Fund.
Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent the Intermediate Index concentrates in a particular sector or sectors or industry or group of industries. To the extent that the Fund is concentrated in a particular sector or sectors or industry or group of industries, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.
PERFORMANCE
The bar chart that follows shows how the Fund performed for the calendar years shown. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year, ten year and/or since inception periods, as applicable, compared with the Fund’s benchmark index and a broad measure of market performance. Prior to March 1, 2022, the Fund sought to replicate as closely as possible, before fees and expenses, the price and yield performance of the Prior Intermediate Index. Therefore, performance information prior to March 1, 2022 reflects the performance of the Fund tracking the Prior Intermediate Index. On December 1, 2022, the Fund is expected to begin tracking the Final Intermediate Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.vaneck.com.
Annual Total Returns (%)—Calendar Years

The year-to-date total return as of June 30, 2022 was -10.73%.

Best Quarter:	3.56%	1Q 2019
Worst Quarter:	-5.13%	4Q 2016

Average Annual Total Returns for the Periods Ended December 31, 2021
The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	Past One Year	Past Five Years	Past Ten Years
VanEck Intermediate Muni ETF (return before taxes)*	0.91%	4.29%	3.56%
VanEck Intermediate Muni ETF (return after taxes on distributions)	0.88%	4.27%	3.55%
VanEck Intermediate Muni ETF (return after taxes on distributions and sale of Fund Shares)	1.32%	3.82%	3.30%
Bloomberg AMT-Free Intermediate Continuous Municipal Index (reflects no deduction for fees, expenses or taxes)	1.28%	4.82%	4.17%
ICE Intermediate AMT-Free Broad National Municipal Transition Index (reflects no deduction for fees, expenses or taxes)**	—	—	—
ICE Intermediate AMT-Free Broad National Municipal Index (reflects no deduction for fees, expenses or taxes)**	—	—	—
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-1.54%	3.57%	2.90%
ICE BofA Broad US Market Index[1] (reflects no deduction for fees, expenses or taxes)	-1.58%	3.63%	2.97%

See “License Agreements and Disclaimers” for important information.
VanEck Long Muni ETF
VanEck® Long Muni ETF
INVESTMENT OBJECTIVE
VanEck® Long Muni ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the ICE Long AMT-Free Broad National Municipal Transition Index (the “Long Index”).
FUND FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.24%
Other Expenses(a)	0.00%
Total Annual Fund Operating Expenses(a)	0.24%

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

YEAR	EXPENSES
1	$25
3	$77
5	$135
10	$306

PORTFOLIO TURNOVER
The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 80% of its total assets in fixed income securities that comprise the Long Index. The Long Index is comprised of publicly traded municipal bonds that cover the U.S. dollar denominated long-term tax-exempt bond market. This 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days' prior written notice to shareholders.
The Fund has adopted a fundamental investment policy to invest at least 80% of its assets in municipal securities. Such policy cannot be changed without a shareholder vote. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. This percentage limitation applies at the time of the investment.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Long Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to
“beat” the Long Index and does not take temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Long Index. Because of the practical difficulties and expense of purchasing all of the securities in the Long Index, the Fund does not purchase all of the securities in the Long Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the Long Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the Long Index.
The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Long Index concentrates in an industry or group of industries. As of April 30, 2022, the Long Index had 10,866 component securities and health care and the special tax (i.e. revenue bonds backed by a special tax) sectors represented a significant portion of the Long Index. The Long Index is rebalanced on the last calendar day of the month.
Prior to the selection of the Long Index, the Fund tracked the Bloomberg AMT-Free Long Continuous Municipal Index (the “Prior Long Index”). The Fund began tracking the Long Index on March 1, 2022. The Long Index is an interim index that gradually increases exposure to securities based on their weightings in the ICE Long AMT-Free Broad National Municipal Index (the “Final Long Index”) while proportionally reducing exposure to certain component securities of the Prior Long Index. The Fund is expected to begin tracking the Final Long Index on December 1, 2022.

PRINCIPAL RISKS OF INVESTING IN THE FUND
Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund, each of which could significantly and adversely affect the value of an investment in the Fund.
Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Certain municipalities may have difficulty meeting their obligations due to, among other reasons, changes in underlying demographics. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, utilities and water and sewer, conditions in those sectors can affect the overall municipal market. Municipal securities include general obligation bonds, which are backed by the “full faith and credit” of the issuer, which has the power to tax residents to pay bondholders. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. General obligation bonds generally are not backed by revenues from a specific project or source. Municipal securities also include revenue bonds, which are generally backed by revenue from a specific project or tax. The issuer of a revenue bond makes interest and principal payments from revenues generated from a particular source or facility, such as a tax on particular property or revenues generated from a municipal water or sewer utility or an airport. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The market for municipal bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal securities than for public corporations. Municipal instruments may be susceptible to periods of economic stress, which could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. For example, the COVID-19 pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the Fund.
Credit Risk. Bonds are subject to credit risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt or to otherwise honor its obligations and/or default completely. Bonds are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a bond may be downgraded after purchase or the perception of an issuer’s credit worthiness may decline, which may adversely affect the value of the security.
Interest Rate Risk. Debt securities, such as bonds, are subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a bond resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities go down. When the general level of interest rates goes down, the prices of most debt securities go up. Many factors can cause interest rates to rise, including central bank monetary policy, rising inflation rates and general economic conditions. The prevailing historically low interest rate environment increases the risks associated with rising interest rates, including the potential for periods of volatility and increased redemptions. In addition, debt securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities with shorter durations. In response to the COVID-19 pandemic, as with other serious economic disruptions, governmental authorities and regulators are enacting significant fiscal and monetary policy changes, including providing direct capital infusions into companies, creating new monetary programs and lowering interest rates. These actions present heightened risks to debt instruments, and such risks could increase if these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes.
California Risk. The Fund may invest a significant portion of its assets in municipal obligations of issuers located in the State of California. Consequently, the Fund may be affected by political, economic, regulatory and other developments within California and by the financial condition of California’s political subdivisions, agencies, instrumentalities and public authorities.
New York Risk. The Fund may invest a significant portion of its assets in municipal obligations of issuers located in the State of New York. Consequently, the Fund may be affected by political, economic, regulatory and other developments within New York and by the financial condition of New York’s political subdivisions, agencies, instrumentalities and public authorities.
Texas Risk. The Fund may invest a significant portion of its assets in municipal obligations of issuers located in the State of Texas. Consequently, the Fund may be affected by political, economic, regulatory and other developments within Texas and by the financial condition of Texas’ political subdivisions, agencies, instrumentalities and public authorities.
Call Risk. The Fund may invest in callable bonds. If interest rates fall, it is possible that issuers of callable securities will “call” (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during or following a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security or securities with greater risks or other less favorable features. If that were to happen, it would decrease the Fund’s net investment income.
Health Care Bond Risk. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition and performance of health care bonds. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state and local governmental agencies. A major source of revenues for the health care industry is payments from Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may also affect the industry and the value and credit quality of health care bonds, such as general and local economic conditions, demand for services, expenses (including malpractice insurance premiums) and competition among health care providers. The following elements may adversely affect health care facility operations: the implementation of national and/or state-specific health insurance exchanges; other national, state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services; and increases and decreases in the cost and availability of medical products.
Special Tax Bond Risk. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition and performance of special tax bonds. Special tax bonds are usually backed and payable through a single tax, or series of special taxes such as incremental property taxes. The failure of the tax levy to generate adequate revenue to pay the debt service on the bonds may cause the value of the bonds to decline. Adverse conditions and developments affecting a particular project may result in lower revenues to the issuer of the municipal securities, which may adversely affect the value of the Fund’s portfolio.
Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. An investment in the Fund may lose money.
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures.
Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Long Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in net asset value (“NAV”) than would be the case if the Fund held all of the securities in the Long Index. Conversely, a positive development relating to an issuer of securities in the Long Index that is not held by the Fund could cause the Fund to underperform the Long Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Index Tracking Risk. The Fund’s return may not match the return of the Long Index for a number of reasons. For example, the Fund incurs a number of operating expenses, including taxes, not applicable to the Long Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Long Index or (to the extent the Fund effects creations and redemptions for cash) raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein), which are not factored into the return of the Long Index. Transaction costs, including brokerage costs, will decrease the Fund’s NAV to the extent not offset by the transaction fee payable by an Authorized Participant (“AP”). Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Long Index. Errors in the Long Index data, Long Index computations and/or the construction of the Long Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Long Index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Long Index provider's errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Long Index provider's errors will be borne by the Fund and its shareholders. When the Long Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Long Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. In addition, the Fund's use of a representative sampling approach may cause the fund to not be as well correlated with the return of the Long Index as would be the case if the Fund purchased all of the securities in the Long Index in the proportions in which they are represented in the Long Index. Apart from scheduled rebalances, the Long Index provider or its agents may carry out additional ad hoc rebalances to the Long Index. Therefore, errors and additional ad hoc rebalances carried out by the Long Index provider or its agents to the Long Index may increase the costs to and the tracking error risk of the Fund. The Fund’s performance may also deviate from the return of the Long Index due to certain listing standards of the Fund's listing exchange (the “Exchange”) or legal restrictions or limitations (such as diversification requirements). The Fund may value certain of its investments, underlying securities and/or currencies, and/or other assets based on fair value prices. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Long Index. In addition, sale of securities may result in the recognition of accrued market discount and/or net realized gains for tax purposes, which may result in taxable distributions to shareholders. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Long Index. Changes to the composition of the Long Index in connection with a rebalancing or reconstitution of the Long Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
The Long Index will gradually increase exposure to securities based on their weightings in the Final Long Index while proportionally reducing exposure to certain component securities of the Prior Long Index. These adjustments to the Fund's portfolio holdings are expected to increase the Fund's transaction costs and turnover rate.
Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.
Authorized Participant Concentration Risk. The Fund may have a limited number of financial institutions that act as APs, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those APs exit the business, or are unable to or choose not to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a greater discount (or premium) to NAV and possibly face trading halts and/or de-listing. The AP concentration risk may be heightened in scenarios where APs have limited or diminished access to the capital required to post collateral.
No Guarantee of Active Trading Market. While Shares are listed on the Exchange, there can be no assurance that an active trading market for the Shares will be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.
Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.
Passive Management Risk. An investment in the Fund involves risks similar to those of investing in any fund invested in bonds, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Fund is not “actively” managed, unless a specific security is removed from the Long Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Additionally, unusual market conditions may cause the Long Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Long Index to vary from its normal or expected composition. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below, or at their most recent NAV. Disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), as well as other factors, may result in Shares trading at a significant premium or discount to NAV or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells
Shares at a time when the market price is at a discount to the NAV, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares that were bought or sold or the shareholder may be unable to sell his or her Shares. The securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the resulting premium or discount to the Shares’ NAV may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. There are various methods by which investors can purchase and sell Shares. Investors should consult their financial intermediaries before purchasing or selling Shares of the Fund.
Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent the Long Index concentrates in a particular sector or sectors or industry or group of industries. To the extent that the Fund is concentrated in a particular sector or sectors or industry or group of industries, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

PERFORMANCE
The bar chart that follows shows how the Fund performed for the calendar years shown. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year, ten year and/or since inception periods, as applicable, compared with the Fund’s benchmark index and a broad measure of market performance. Prior to March 1, 2022, the Fund sought to replicate as closely as possible, before fees and expenses, the price and yield performance of the Prior Long Index. Therefore, performance information prior to March 1, 2022 reflects the performance of the Fund tracking the Prior Long Index. On December 1, 2022, the Fund is expected to begin tracking the Final Long Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.vaneck.com.
Annual Total Returns (%)—Calendar Years

The year-to-date total return as of June 30, 2022 was -16.56%.

Best Quarter:	6.69%	1Q 2014
Worst Quarter:	-6.22%	4Q 2016

Average Annual Total Returns for the Periods Ended December 31, 2021
The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	Past One Year	Past Five Years	Past Ten Years
VanEck Long Muni ETF (return before taxes)*	2.61%	5.30%	4.75%
VanEck Long Muni ETF (return after taxes on distributions)	2.49%	5.27%	4.74%
VanEck Long Muni ETF (return after taxes on distributions and sale of Fund Shares)	2.62%	4.77%	4.45%
Bloomberg AMT-Free Long Continuous Municipal Index (reflects no deduction for fees, expenses or taxes)	3.01%	5.87%	5.49%
ICE Long AMT-Free Broad National Municipal Transition Index (reflects no deduction for fees, expenses or taxes)**	—	—	—
ICE Long AMT-Free Broad National Municipal Index (reflects no deduction for fees, expenses or taxes)**	—	—	—
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-1.54%	3.57%	2.90%
ICE BofA Broad US Market Index[1] (reflects no deduction for fees, expenses or taxes)	-1.58%	3.63%	2.97%

See “License Agreements and Disclaimers” for important information.
VanEck Muni Allocation ETF
VanEck® Muni Allocation ETF
INVESTMENT OBJECTIVE
The investment objective of VanEck® Muni Allocation ETF (the “Fund”) is maximum long-term after-tax return, consisting of capital appreciation and income generally exempt from federal income tax (other than federal alternative minimum tax (“AMT”)).
FUND FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.08%
Other Expenses(a)	0.00%
Acquired Fund Fees and Expenses (b)	0.25%
Total Annual Fund Operating Expenses(a)	0.33%

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

YEAR	EXPENSES
1	$34
3	$106
5	$185
10	$418

PORTFOLIO TURNOVER
The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 80% of its total assets in investments the income from which is exempt from U.S. federal income tax (other than AMT). The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, primarily in VanEck ETFs that are registered under the applicable federal securities laws and that invest in publicly traded municipal bonds that cover the U.S. dollar-denominated investment grade and below investment grade (high yield or "junk" bonds) tax-exempt bond market. While the Adviser currently anticipates that the Fund will invest primarily in other VanEck ETFs, the Fund may also invest in unaffiliated exchange-traded products ("ETPs"), which could include ETFs and closed-end funds, that invest in municipal bonds. The Fund does not have any limits on its investments in below investment grade securities ("junk" bonds), and the Fund will have indirect exposure to below investment grade securities through its investments in ETPs. The Fund’s investment policy to invest at least 80% of its total assets in investments the income from which is exempt from U.S. federal income tax (other than AMT) may not be changed without shareholder approval. The Fund may count investments that generate income subject to the AMT toward its 80% investment policy. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. This percentage limitation applies at the time of the investment.
The Adviser primarily uses a proprietary, rules-based allocation model (the “Municipal Allocation Model”), which considers various inputs to guide asset allocation decisions and select ETPs that provide exposure to tax-exempt investments and that the Adviser believes will offer enhanced risk-adjusted returns. The term “risk-adjusted returns” does not imply that the Adviser employs low-risk strategies or that an investment in the Fund should be considered a low-risk or no risk investment. The Municipal Allocation Model uses various indicators to generate allocation signals among tax-exempt investments. These signals are used as inputs to determine ETP allocation and individual portfolio weights.
The Municipal Allocation Model utilizes various indicators to identify periods of credit and duration risk. These indicators measure various risk metrics, which include but are not limited to, market prices and trends, volatility (i.e., the measure of historic and/or predicted future variation of returns for a given security or market index), yield spreads (i.e., the difference between yields on differing fixed income securities of varying maturities, credit ratings and risk), and relative yield ratios (i.e., the yield on a security relative to the yield on a benchmark security). The Adviser anticipates that the Municipal Allocation Model will evolve over time and may incorporate additional indicators and/or remove or modify existing indicators.
The Adviser allocates the Fund’s assets to those ETPs that it believes will have returns that, in the aggregate, closely correlate (before fees and expenses) to the returns of the Municipal Allocation Model. The Municipal Allocation Model typically adjusts its allocation signals on a monthly basis, and the Adviser may adjust the Fund's portfolio allocation as needed in response to such changes in the Municipal Allocation Model. The Fund may engage in active and frequent trading of portfolio securities.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer.

PRINCIPAL RISKS OF INVESTING IN THE FUND
Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund, each of which could significantly and adversely affect the value of an investment in the Fund.
Fund of Funds Risk. The performance of the Fund is dependent on the performance of underlying funds. The Fund is subject to the risks of the underlying funds’ investments. In addition, the Fund’s shareholders will indirectly bear the expenses of the underlying funds, absorbing duplicative levels of fees with respect to investments in the underlying funds. In addition, at times certain segments of the market represented by the underlying funds may be out of favor and underperform other segments.
Risk of ETPs. The Fund may be subject to the following risks as a result of its investments in ETPs:
Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Certain municipalities may have difficulty meeting their obligations due to, among other reasons, changes in underlying demographics. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, utilities and water and sewer, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. Municipal securities include general obligation bonds, which are backed by the “full faith and credit” of the issuer, which has the power to tax residents to pay bondholders. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. General obligation bonds generally are not backed by revenues from a specific project or source. Municipal securities also include revenue bonds, which are generally backed by revenue from a specific project or tax. The issuer of a revenue bond makes interest and principal payments from revenues generated from a particular source or facility, such as a tax on particular property or revenues generated from a municipal water or sewer utility or an airport. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The market for municipal bonds may be less liquid than for taxable bonds. The value and liquidity of many municipal securities have decreased as a result of the past financial crises, which has also adversely affected many municipal securities issuers and may continue to do so. There may be less information available on the financial condition of issuers of municipal securities than for public corporations. Municipal instruments may be susceptible to periods of economic stress, which could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. For example, the COVID-19 pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the Fund.
Credit Risk. Debt securities are subject to credit risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt or to otherwise honor its obligations and/or default completely on securities. Debt securities are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a debt security may be downgraded after purchase or the perception of an issuer’s credit worthiness may decline, which may adversely affect the value of the security.
High Yield Securities Risk. Securities rated below investment grade are commonly referred to as high yield securities or “junk bonds.” High yield securities are often issued by issuers that are restructuring, are smaller or less creditworthy than other issuers, or are more highly indebted than other issuers. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative. The prices of high yield securities are likely to be more sensitive to adverse economic changes or individual issuer developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, issuers of high yield securities may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, an ETP may incur additional expenses to seek recovery. The secondary market for securities that are high yield securities may be less liquid than the markets for higher quality securities and high yield securities issued by non-corporate issuers may be less liquid than high yield securities issued by corporate issuers, which, in either instance, may have an adverse effect on the market prices of and an ETP’s ability to arrive at a fair value for certain securities. The illiquidity of the market also could make it difficult for an ETP to sell certain securities in connection with a rebalancing of its index, if applicable. In addition, periods of economic uncertainty and change may result in an increased volatility of market prices of high yield securities and a corresponding volatility in an ETP’s NAV.
Tax Risk. There is no guarantee that an ETP’s income will be exempt from U.S. federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the ETP’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the ETP to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.
Interest Rate Risk. Debt securities, such as bonds, are subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a bond resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities go down. When the general level of interest rates goes down, the prices of most debt securities go up. Many factors can cause interest rates to rise, including central bank monetary policy, rising inflation rates and general economic conditions. The prevailing historically low interest rate environment increases the risks associated with rising interest rates, including the potential for periods of volatility and increased redemptions. In addition, debt securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities with shorter durations. In response to the COVID-19 pandemic, as with other serious economic disruptions, governmental authorities and regulators are enacting significant fiscal and monetary policy changes, including providing direct capital infusions into companies, creating new monetary programs and lowering interest rates. These actions present heightened risks to debt instruments, and such risks could increase if these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes.
Call Risk. An ETP may invest in callable debt securities. If interest rates fall, it is possible that issuers of callable securities will “call” (or prepay) their debt securities before their maturity date. If a call were exercised by the issuer during or following a period of declining interest rates, the ETP is likely to have to replace such called security with a lower yielding security or securities with greater risks or other less favorable features. If that were to happen, it would decrease the ETP’s net investment income.
State Concentration Risk. Certain of the ETPs may invest a significant portion of its assets in municipal obligations of     issuers located in a particular state or states. Consequently, the Fund may be affected by political, economic, regulatory and other developments within the state or states and by the financial condition of the state's or states' political subdivisions, agencies, instrumentalities and public authorities.
Concentration Risk. Certain of the ETPs may be concentrated in a particular sector or sectors or industry or group of industries. To the extent that an ETP is concentrated in a particular sector or sectors or industry or group of industries, the ETP will be subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industry or groups of industries may negatively impact the ETP to a greater extent than if the ETP’s assets were invested in a wider variety of sectors or industries.
High Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. High portfolio turnover may also result in higher taxes when Fund Shares are held in a taxable account.
Model and Data Risk. Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models and information and data (“Models and Data”). Models and Data are used to construct sets of transactions and investments, and to provide risk management insights. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks.
Active Management Risk. The Fund is subject to management risk because it is an actively managed ETF. In managing the Fund’s portfolio, the Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures.
Authorized Participant Concentration Risk. The Fund may have a limited number of financial institutions that act as APs, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those APs exit the business, or are unable to or choose not to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a greater discount (or premium) to NAV and possibly face trading halts and/or de-listing. The AP concentration risk may be heightened in scenarios where APs have limited or diminished access to the capital required to post collateral.
No Guarantee of Active Trading Market. While Shares are listed on the Exchange, there can be no assurance that an active trading market for the Shares will be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.
Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.
Market Risk. Both the Fund and the ETPs in which the Fund may invest are subject to market risk. The prices of the securities in the Fund or an ETP are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. An investment in the Fund or an ETP may lose money.
Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below, or at their most recent NAV. Disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), as well as other factors, may result in Shares trading at a significant premium or discount to NAV or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares that were bought or sold, or the shareholder may be unable to sell his or her Shares. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. There are various methods by which investors can purchase and sell Shares. Investors should consult their financial intermediaries before purchasing or selling Shares of the Fund.
PERFORMANCE
The bar chart that follows shows how the Fund performed for the calendar years shown. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year, ten year and/or since inception periods, as applicable, compared with the Fund’s broad-based benchmark index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.vaneck.com.
Annual Total Returns (%)—Calendar Years

The year-to-date total return as of June 30, 2022 was -12.67%.

Best Quarter:	5.57%	2Q 2020
Worst Quarter:	-9.03%	1Q 2020

Average Annual Total Returns for the Periods Ended December 31, 2021
The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	Past One Year	Since Inception (05/15/2019)
VanEck Muni Allocation ETF (return before taxes)	2.30%	2.32%
VanEck Muni Allocation ETF (return after taxes on distributions)	2.29%	2.28%
VanEck Muni Allocation ETF (return after taxes on distributions and sale of Fund Shares)	2.48%	2.37%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	1.52%	3.75%
ICE BofA Broad Municipal Index[1] (reflects no deduction for fees, expenses or taxes)	1.56%	3.64%

See “License Agreements and Disclaimers” for important information.
VanEck Short High Yield Muni ETF
VanEck® Short High Yield Muni ETF
INVESTMENT OBJECTIVE
VanEck® Short High Yield Muni ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the ICE 1-12 Year High Yield Crossover Municipal Bond Transition Index (the “Short High Yield Index”).
FUND FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Other Expenses(a)	0.00%
Total Annual Fund Operating Expenses(a)	0.35%

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

YEAR	EXPENSES
1	$36
3	$113
5	$197
10	$443

PORTFOLIO TURNOVER
The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 80% of its total assets in securities that comprise the benchmark index. The Short High Yield Index is composed of publicly traded municipal bonds that cover the U.S. dollar denominated high yield short-term tax-exempt bond market. By the end of the Fund’s index transition period (as described below), the Short High Yield Index is expected to track the high yield municipal bond market with an ultimate weight of 70% in non-investment grade municipal bonds, 20% in triple-B rated investment grade municipal bonds and a targeted 10% in single-A rated investment grade municipal bonds (in accordance with the Short High Yield Index provider's methodology). All bonds must have a nominal maturity of 1 to 12 years. This 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days' prior written notice to shareholders.
The Fund has adopted a fundamental investment policy to invest at least 80% of its assets in municipal securities. Such policy cannot be changed without a shareholder vote. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. This percentage limitation applies at the time of the investment.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Short High Yield Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Short High Yield Index and does not take temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Short High Yield Index. Because of the practical difficulties and expense of purchasing all of the securities in the Short High Yield Index, the Fund does not purchase all of the securities in the Short High Yield Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the Short High Yield Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the Short High Yield Index.
The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Short High Yield Index concentrates in an industry or group of industries. As of April 30, 2022, the Short High Yield Index had 10,727 component securities and each of the industrial development and special tax (i.e. revenue bonds backed by a special tax) sectors represented a significant portion of the Short High Yield Index. The Short High Yield Index is rebalanced on the last calendar day of the month.
Prior to the selection of the Short High Yield Index, the Fund tracked the Bloomberg Municipal High Yield Short Duration Index (the “Prior Short High Yield Index”). The Fund began tracking the Short High Yield Index on March 1, 2022. The Short High Yield Index is an interim index that gradually increases exposure to securities based on their weightings in the ICE 1-12 Year Broad High Yield Crossover Municipal Index (the “Final Short High Yield Index”) while proportionally reducing exposure to certain component securities of the Prior Short High Yield Index. The Fund is expected to begin tracking the Final Short High Yield Index on December 1, 2022.

PRINCIPAL RISKS OF INVESTING IN THE FUND
Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund, each of which could significantly and adversely affect the value of an investment in the Fund.
Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Certain municipalities may have difficulty meeting their obligations due to, among other reasons, changes in underlying demographics. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, utilities and water and sewer, conditions in those sectors can affect the overall municipal market. Municipal securities include general obligation bonds, which are backed by the “full faith and credit” of the issuer, which has the power to tax residents to pay bondholders. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. General obligation bonds generally are not backed by revenues from a specific project or source. Municipal securities also include revenue bonds, which are generally backed by revenue from a specific project or tax. The issuer of a revenue bond makes interest and principal payments from revenues generated from a particular source or facility, such as a tax on particular property or revenues generated from a municipal water or sewer utility or an airport. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The market for municipal bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal securities than for public corporations. Municipal instruments may be susceptible to periods of economic stress, which could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. For example, the COVID-19 pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the Fund.
Credit Risk. Bonds are subject to credit risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt or to otherwise honor its obligations and/or default completely. Bonds are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a bond may be downgraded after purchase or the perception of an issuer’s credit worthiness may decline, which may adversely affect the value of the security.
Interest Rate Risk. Debt securities, such as bonds, are subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a bond resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities go down. When the general level of interest rates goes down, the prices of most debt securities go up. Many factors can cause interest rates to rise, including central bank monetary policy, rising inflation rates and general economic conditions. The prevailing historically low interest rate environment increases the risks associated with rising interest rates, including the potential for periods of volatility and increased redemptions. In addition, debt securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities with shorter durations. In response to the COVID-19 pandemic, as with other serious economic disruptions, governmental authorities and regulators are enacting significant fiscal and monetary policy changes, including providing direct capital infusions into companies, creating new monetary programs and lowering interest rates. These actions present heightened risks to debt instruments, and such risks could increase if these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes.
High Yield Securities Risk. Securities rated below investment grade are commonly referred to as high yield securities or “junk bonds.” High yield securities are often issued by issuers that are restructuring, are smaller or less creditworthy than other issuers, or are more highly indebted than other issuers. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative. The prices of high yield securities are likely to be more sensitive to adverse economic changes or individual municipal developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, high yield security issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Fund may incur additional expenses to seek recovery. The secondary market for municipal securities that are high yield securities may be less liquid than the markets for higher quality municipal securities or high yield securities issued by corporate issuers and, as such, may have an adverse effect on the market prices of and the Fund’s ability to arrive at a fair value for certain securities. The illiquidity of the market also could make it difficult for the Fund to sell certain securities in connection with a rebalancing of the Short High Yield Index. In addition, periods of economic uncertainty and change may result in an increased volatility of market prices of high yield securities and a corresponding volatility in the Fund’s net asset value (“NAV”).
Industrial Development Bond Risk. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition and performance of industrial development bonds. These revenue bonds are issued by or on behalf of public authorities to obtain funds to finance various public and/or privately operated facilities, including those for business and manufacturing, housing, sports, pollution control, airport, mass transit, port and parking facilities. These bonds are normally secured only by the revenues from the project and not by state or local government tax payments. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations. Payment of interest on and repayment of principal on such bonds are the responsibility of the user and/or any guarantor. These bonds are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, the value and credit quality of these bonds are sensitive to the risks related to an economic slowdown.
Special Tax Bond Risk. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition and performance of special tax bonds. Special tax bonds are usually backed and payable through a single tax, or series of special taxes such as incremental property taxes. The failure of the tax levy to generate adequate revenue to pay the debt service on the bonds may cause the value of the bonds to decline. Adverse conditions and developments affecting a particular project may result in lower revenues to the issuer of the municipal securities, which may adversely affect the value of the Fund’s portfolio.
Illinois Risk. The Fund may invest a significant portion of its assets in municipal obligations of issuers located in the State of Illinois. Consequently, the Fund may be affected by political, economic, regulatory and other developments within Illinois and by the financial condition of Illinois’ political subdivisions, agencies, instrumentalities and public authorities.
New York Risk. The Fund may invest a significant portion of its assets in municipal obligations of issuers located in the State of New York. Consequently, the Fund may be affected by political, economic, regulatory and other developments within New York and by the financial condition of New York’s political subdivisions, agencies, instrumentalities and public authorities.
Call Risk. The Fund may invest in callable bonds. If interest rates fall, it is possible that issuers of callable securities will “call” (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during or following a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security or securities with greater risks or other less favorable features. If that were to happen, it would decrease the Fund’s net investment income.
Private Activity Bonds Risk. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition and performance of private activity bonds. The issuers of private activity bonds in which the Fund may invest may be negatively impacted by conditions affecting either the general credit of the user of the private activity project or the project itself. The Fund’s private activity bond holdings also may pay interest subject to the alternative minimum tax. See the section of the Prospectus entitled “Shareholder Information—Tax Information” for more details.
Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. An investment in the Fund may lose money.
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures.
Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Short High Yield Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Short High Yield Index. Conversely, a positive development relating to an issuer of securities in the Short High Yield Index that is not held by the Fund could cause the Fund to underperform the Short High Yield Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Index Tracking Risk. The Fund’s return may not match the return of the Short High Yield Index for a number of reasons. For example, the Fund incurs a number of operating expenses, including taxes, not applicable to the Short High Yield Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Short High Yield Index or (to the extent the Fund effects creations and redemptions for cash) raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein), which are not factored into the return of the Short High Yield Index. Transaction costs, including brokerage costs, will decrease the Fund’s NAV to the extent not offset by the transaction fee payable by an Authorized Participant (“AP”). Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Short High Yield Index. Errors in the Short High Yield Index data, Short High Yield Index computations and/or the construction of the Short High Yield Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Short High Yield Index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Short High Yield Index provider's errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Short High Yield Index provider's errors will be borne by the Fund and its shareholders. When the Short High Yield Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Short High Yield Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. In addition, the Fund's use of a representative sampling approach may cause the fund to not be as well correlated with the return of the Short High Yield Index as would be the case if the Fund purchased all of the securities in the Short High Yield Index in the proportions in which they are represented in the Short High Yield Index. Apart from scheduled rebalances, the Short High Yield Index provider or its agents may carry out additional ad hoc rebalances to the Short High Yield Index. Therefore, errors and additional ad hoc rebalances carried out by the Short High Yield Index provider or its agents to the Short High Yield Index may increase the costs to and the tracking error risk of the Fund. The Fund’s performance may also deviate from the return of the Short High Yield Index due to certain listing standards of the Fund's listing exchange (the “Exchange”) or legal restrictions or limitations (such as diversification requirements). The Fund may value certain of its investments, underlying securities and/or currencies, and/or other assets based on fair value prices. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Short High Yield Index. In addition, sale of securities may result in the recognition of accrued market discount and/or net realized gains for tax purposes, which may result in taxable distributions to shareholders. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Short High Yield Index. Changes to the composition of the Short High Yield Index in connection with a rebalancing or reconstitution of the Short High Yield Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
The Short High Yield Index will gradually increase exposure to securities based on their weightings in the Final Short High Yield Index while proportionally reducing exposure to certain component securities of the Prior Short High Yield Index. These adjustments to the Fund's portfolio holdings are expected to increase the Fund's transaction costs and turnover rate.
Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.
Authorized Participant Concentration Risk. The Fund may have a limited number of financial institutions that act as APs, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those APs exit the business, or are unable to or choose not to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a greater discount (or premium) to NAV and possibly face trading halts and/or de-listing. The AP concentration risk may be heightened in scenarios where APs have limited or diminished access to the capital required to post collateral.
No Guarantee of Active Trading Market. While Shares are listed on the Exchange, there can be no assurance that an active trading market for the Shares will be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.
Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.
Passive Management Risk. An investment in the Fund involves risks similar to those of investing in any fund invested in bonds, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Fund is not “actively” managed, unless a specific security is removed from the Short High Yield Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Additionally, unusual market conditions may cause the Short High Yield Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Short High Yield Index to vary from its normal or expected composition. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below, or at their most recent NAV. Disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), as well as other factors, may result in Shares trading at a significant premium or discount to NAV or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares that were bought or sold or the shareholder may be unable to sell his or her Shares. The securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the resulting premium or discount to the Shares’ NAV may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. There are various methods by which investors can purchase and sell Shares. Investors should consult their financial intermediaries before purchasing or selling Shares of the Fund.
Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent the Short High Yield Index concentrates in a particular sector or sectors or industry or group of industries. To the extent that the Fund is concentrated in a particular sector or sectors or industry or group of industries, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

PERFORMANCE
The bar chart that follows shows how the Fund performed for the calendar years shown. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance year to year and by showing how the Fund’s average annual returns for the one year, five year, ten year and/or since inception periods, as applicable, compared with the Fund’s benchmark index and a broad measure of market performance. Prior to March 1, 2022, the Fund sought to replicate as closely as possible, before fees and expenses, the price and yield performance of the Prior Short High Yield Index. Therefore, performance information prior to March 1, 2022 reflects the performance of the Fund tracking the Prior Short High Yield Index. On December 1, 2022, the Fund is expected to begin tracking the Final Short High Yield Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.vaneck.com.
Annual Total Returns (%)—Calendar Years

The year-to-date total return as of June 30, 2022 was -8.73%.

Best Quarter:	3.00%	1Q 2019
Worst Quarter:	-5.03%	1Q 2020

Average Annual Total Returns for the Periods Ended December 31, 2021
The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	Past One Year	Past Five Years	Since Inception (1/13/2014)
VanEck Short High Yield Muni ETF (return before taxes)*	3.92%	4.17%	3.12%
VanEck Short High Yield Muni ETF (return after taxes on distributions)	3.92%	4.15%	3.11%
VanEck Short High Yield Muni ETF (return after taxes on distributions and sale of Fund Shares)	3.50%	3.93%	3.09%
Bloomberg Municipal High Yield Short Duration Index (reflects no deduction for fees, expenses or taxes)	4.98%	5.43%	4.72%
ICE 1-12 Year High Yield Crossover Municipal Bond Transition Index (reflects no deduction for fees, expenses or taxes)**	—	—	—
ICE 1-12 Year Broad High Yield Crossover Municipal Index (reflects no deduction for fees, expenses or taxes)**	—	—	—
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-1.54%	3.57%	3.26%
ICE BofA Broad US Market Index[1] (reflects no deduction for fees, expenses or taxes)	-1.58%	3.63%	3.33%

See “License Agreements and Disclaimers” for important information.
VanEck Short Muni ETF
VanEck® Short Muni ETF
INVESTMENT OBJECTIVE
VanEck® Short Muni ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the ICE Short AMT-Free Broad National Municipal Transition Index (the “Short Index”).
FUND FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”).
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.20%
Other Expenses(a)	0.00%
Total Annual Fund Operating Expenses(a)	0.20%

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

YEAR	EXPENSES
1	$20
3	$64
5	$113
10	$255

PORTFOLIO TURNOVER
The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 80% of its total assets in fixed income securities that comprise the Short Index. The Short Index is comprised of publicly traded municipal bonds that cover the U.S. dollar denominated short-term tax-exempt bond market. This 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund has adopted a fundamental investment policy to invest at least 80% of its assets in municipal securities. Such policy cannot be changed without a shareholder vote. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. This percentage limitation applies at the time of the investment.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Short Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Short Index and does not take temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Short Index. Because of the practical difficulties and expense of purchasing all of the securities in the Short Index, the Fund does not purchase all of the securities in the Short Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the Short Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the Short Index.
The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Short Index concentrates in an industry or group of industries. As of April 30, 2022, the Short Index had 16,461 component securities. The Short Index is rebalanced on the last calendar day of the month.
Prior to the selection of the Short Index, the Fund tracked the Bloomberg AMT-Free Short Continuous Municipal Index (the “Prior Short Index”). The Fund began tracking the Short Index on March 1, 2022. The Short Index is an interim index that gradually increases exposure to securities based on their weightings in the ICE Short AMT-Free Broad National Municipal Index (the “Final Short Index”) while proportionally reducing exposure to certain component securities of the Prior Short Index. The Fund is expected to begin tracking the Final Short Index on December 1, 2022.

PRINCIPAL RISKS OF INVESTING IN THE FUND
Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund, each of which could significantly and adversely affect the value of an investment in the Fund.
Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Certain municipalities may have difficulty meeting their obligations due to, among other reasons, changes in underlying demographics. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, utilities and water and sewer, conditions in those sectors can affect the overall municipal market. Municipal securities include general obligation bonds, which are backed by the “full faith and credit” of the issuer, which has the power to tax residents to pay bondholders. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. General obligation bonds generally are not backed by revenues from a specific project or source. Municipal securities also include revenue bonds, which are generally backed by revenue from a specific project or tax. The issuer of a revenue bond makes interest and principal payments from revenues generated from a particular source or facility, such as a tax on particular property or revenues generated from a municipal water or sewer utility or an airport. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The market for municipal bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal securities than for public corporations. Municipal instruments may be susceptible to periods of economic stress, which could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. For example, the COVID-19 pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the Fund.
Credit Risk. Bonds are subject to credit risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt or to otherwise honor its obligations and/or default completely. Bonds are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a bond may be downgraded after purchase or the perception of an issuer’s credit worthiness may decline, which may adversely affect the value of the security.
Interest Rate Risk. Debt securities, such as bonds, are subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a bond resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities go down. When the general level of interest rates goes down, the prices of most debt securities go up. Many factors can cause interest rates to rise, including central bank monetary policy, rising inflation rates and general economic conditions. The prevailing historically low interest rate environment increases the risks associated with rising interest rates, including the potential for periods of volatility and increased redemptions. In addition, debt securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities with shorter durations. In response to the COVID-19 pandemic, as with other serious economic disruptions, governmental authorities and regulators are enacting significant fiscal and monetary policy changes, including providing direct capital infusions into companies, creating new monetary programs and lowering interest rates. These actions present heightened risks to debt instruments, and such risks could increase if these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes.
California Risk. The Fund may invest a significant portion of its assets in municipal obligations of issuers located in the State of California. Consequently, the Fund may be affected by political, economic, regulatory and other developments within California and by the financial condition of California’s political subdivisions, agencies, instrumentalities and public authorities.
New York Risk. The Fund may invest a significant portion of its assets in municipal obligations of issuers located in the State of New York. Consequently, the Fund may be affected by political, economic, regulatory and other developments within New York and by the financial condition of New York’s political subdivisions, agencies, instrumentalities and public authorities.
Call Risk. The Fund may invest in callable bonds. If interest rates fall, it is possible that issuers of callable securities will “call” (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during or following a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security or securities with greater risks or other less favorable features. If that were to happen, it would decrease the Fund’s net investment income.
Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. An investment in the Fund may lose money.
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures.
Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Short Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in net asset value (“NAV”) than would be the case if the Fund held all of the securities in the Short Index. Conversely, a positive development relating to an issuer of securities in the Short Index that is not held by the Fund could cause the Fund to underperform the Short Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Index Tracking Risk. The Fund’s return may not match the return of the Short Index for a number of reasons. For example, the Fund incurs a number of operating expenses, including taxes, not applicable to the Short Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Short Index or (to the extent the Fund effects creations and redemptions for cash) raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein), which are not factored into the return of the Short Index. Transaction costs, including brokerage costs, will decrease the Fund’s NAV to the extent not offset by the transaction fee payable by an Authorized Participant (“AP”). Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Short Index. Errors in the Short Index data, Short Index computations and/or the construction of the Short Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Short Index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Short Index provider's errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Short Index provider's errors will be borne by the Fund and its shareholders. When the Short Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Short Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. In addition, the Fund's use of a representative sampling approach may cause the fund to not be as well correlated with the return of the Short Index as would be the case if the Fund purchased all of the securities in the Short Index in the proportions in which they are represented in the Short Index. Apart from scheduled rebalances, the Short Index provider or its agents may carry out additional ad hoc rebalances to the Short Index. Therefore, errors and additional ad hoc rebalances carried out by the Short Index provider or its agents to the Short Index may increase the costs to and the tracking error risk of the Fund. The Fund’s performance may also deviate from the return of the Short Index due to certain listing standards of the Fund's listing exchange (the “Exchange”) or legal restrictions or limitations (such as diversification requirements). The Fund may value certain of its investments, underlying securities and/or currencies, and/or other assets based on fair value prices. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Short Index. In addition, sale of securities may result in the recognition of accrued market discount and/or net realized gains for tax purposes, which may result in taxable distributions to shareholders. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Short Index. Changes to the composition of the Short Index in connection with a rebalancing or reconstitution of the Short Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
The Short Index will gradually increase exposure to securities based on their weightings in the Final Short Index while proportionally reducing exposure to certain component securities of the Prior Short Index. These adjustments to the Fund's portfolio holdings are expected to increase the Fund's transaction costs and turnover rate.
Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.
Authorized Participant Concentration Risk. The Fund may have a limited number of financial institutions that act as APs, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those APs exit the business, or are unable to or choose not to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a greater discount (or premium) to NAV and possibly face trading halts and/or de-listing. The AP concentration risk may be heightened in scenarios where APs have limited or diminished access to the capital required to post collateral.
No Guarantee of Active Trading Market. While Shares are listed on the Exchange, there can be no assurance that an active trading market for the Shares will be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.
Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.
Passive Management Risk. An investment in the Fund involves risks similar to those of investing in any fund invested in bonds, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Fund is not “actively” managed, unless a specific security is removed from the Short Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Additionally, unusual market conditions may cause the Short Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Short Index to vary from its normal or expected composition. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below, or at their most recent NAV. Disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), as well as other factors, may result in Shares trading at a significant premium or discount to NAV or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares that were bought or sold or the shareholder may be unable to sell his or her Shares. The securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the resulting premium or discount to the Shares’ NAV may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. There are various methods by which investors can purchase and sell Shares. Investors should consult their financial intermediaries before purchasing or selling Shares of the Fund.
Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent the Short Index concentrates in a particular sector or sectors or industry or group of industries. To the extent that the Fund is concentrated in a particular sector or sectors or industry or group of industries, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

PERFORMANCE
The bar chart that follows shows how the Fund performed for the calendar years shown. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year, ten year and/or since inception periods, as applicable, compared with the Fund’s benchmark index and a broad measure of market performance. Prior to March 1, 2022, the Fund sought to replicate as closely as possible, before fees and expenses, the price and yield performance of the Prior Short Index. Therefore, performance information prior to March 1, 2022 reflects the performance of the Fund tracking the Prior Short Index. On December 1, 2022, the Fund is expected to begin tracking the Final Short Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.vaneck.com.
Annual Total Returns (%)—Calendar Years

The year-to-date total return as of June 30, 2022 was -4.30%.

Best Quarter:	2.62%	2Q 2020
Worst Quarter:	-1.78%	4Q 2016

Average Annual Total Returns for the Periods Ended December 31, 2021
The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	Past One Year	Past Five Years	Past Ten Years
VanEck Short Muni ETF (return before taxes)*	0.25%	2.12%	1.50%
VanEck Short Muni ETF (return after taxes on distributions)	0.21%	2.11%	1.49%
VanEck Short Muni ETF (return after taxes on distributions and sale of Fund Shares)	0.67%	1.96%	1.46%
Bloomberg AMT-Free Short Continuous Index (reflects no deduction for fees, expenses or taxes)	0.35%	2.51%	1.95%
ICE Short AMT-Free Broad National Municipal Transition Index (reflects no deduction for fees, expenses or taxes)**	—	—	—
ICE Short AMT-Free Broad National Municipal Index (reflects no deduction for fees, expenses or taxes)**	—	—	—
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-1.54%	3.57%	2.90%
ICE BofA Broad US Market Index[1] (reflects no deduction for fees, expenses or taxes)	-1.58%	3.63%	2.97%

See “License Agreements and Disclaimers” for important information.